Shareholder's Equity - Schedule of Composition of Share Capital (Detail) - Natura Cosmticos SA [Member] - IPO [Member] shares in Thousands, R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares
Transaction Period One [Member]
Schedule of composition of share capital [Line Items]
Date	Jan. 21, 2019
Description	Initial share capital
Number of Shares | shares	100
Value in R$	R$ 10
Transaction Period Two [Member]
Schedule of composition of share capital [Line Items]
Date	May 14, 2019
Description	Payment of capital
Value in R$	R$ 90
Transaction Period Three [Member]
Schedule of composition of share capital [Line Items]
Date	Nov. 13, 2019
Description	Contribution of controlling shareholders in shares—exchange of shares of Natura Cosméticos for the Company
Number of Shares | shares	495,393,460
Value in R$	R$ 1,115,169,982
Transaction Period Four [Member]
Schedule of composition of share capital [Line Items]
Date	Dec. 16, 2019
Description	Contribution of cash controlling shareholders—purchase of shares of minority shareholders of Natura Cosméticos S.A.
Number of Shares | shares	370,266,482
Value in R$	R$ 370,266,482
Transaction Period Five [Member]
Schedule of composition of share capital [Line Items]
Date	Dec. 31, 2019
Description	Total shares capital subscribed and
Value in R$	R$ 1,485,436,564